INTANGIBLE ASSETS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Balance Beginning	$ 11,903,000	$ 16,382,000	$ 16,382,000	$ 18,196,000
Additions	490,000		2,192,000	1,770,000
Impairments			(2,092,000)
Amortization	(1,272,000)		(4,579,000)	(3,584,000)
Balance Ending	11,121,000		11,903,000	16,382,000
Patents And Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Balance Beginning, Cost	12,378,000	12,378,000	12,378,000	12,275,000
Balance Beginning, A.A.	(7,622,000)	(6,957,000)	(6,957,000)	(6,293,000)
Additions	0		0	103,000
Impairments			0
Amortization	(166,000)	(200,000)	(665,000)	(664,000)
Balance Ending, Cost	12,378,000		12,378,000	12,378,000
Balance Ending, A.A.	(7,788,000)		(7,622,000)	(6,957,000)
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Balance Beginning, Cost	18,647,000	16,455,000	16,455,000	14,788,000
Balance Beginning, A.A.	(11,500,000)	(5,494,000)	(5,494,000)	(2,574,000)
Additions	0		2,192,000	1,667,000
Impairments			(2,092,000)
Amortization	(1,106,000)	$ (800,000)	(3,914,000)	(2,920,000)
Balance Ending, Cost	18,647,000		18,647,000	16,455,000
Balance Ending, A.A.	(12,606,000)		$ (11,500,000)	$ (5,494,000)
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Additions	320,000
Balance Ending, Cost	320,000
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Additions	170,000
Balance Ending, Cost	$ 170,000